E3 Associated companies (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Equity in Associated Companies

Equity in associated companies
	2022	2021
Opening balance	941	1,274
Investments	298	—
Share in earnings	17	(260)
Distribution of capital stock	(24)	—
Taxes	(14)	(11)
Dividends	(58)	(90)
Divested business	(82)	(260)
Translation differences	49	28
Closing balance	1,127	941